INCOME TAXES - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss	$ 29,822	$ 32,329
Interest expense limitation	19,068	12,278
Deferred revenue	4,787	5,212
Accrual and reserves	2,033	3,232
Stock based compensation	1,251	0
Fixed assets	274	0
Capitalized research and development costs	4,380	0
Lease liability	627	0
Other	194	169
Total deferred tax assets, gross	62,436	53,220
Valuation allowance	(47,827)	(35,611)
Total deferred tax assets	14,609	17,609
Intangible assets	(14,314)	(16,533)
Fixed Assets	0	(1,588)
Right-of-use lease asset	365	0
Total deferred tax liabilities	14,679	18,121
Total net deferred tax liability	$ (70)	$ (512)